S000107974 [Member] Investment Objectives and Goals - William Blair Emerging Income ETF	Jun. 30, 2026
Prospectus [Line Items]
Risk/Return [Heading]	WILLIAM BLAIR EMERGING INCOME ETFSUMMARY
Objective [Heading]	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	The William Blair Emerging Income ETF (the “Fund”) seeks to provide attractive risk-adjusted returns relative to the Fund’s benchmark.